Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements Of Cash Flows (Abstract)
Net Cash Provided by Operating Activities	$ 115,840	$ 93,915
Cash Flows from Investing Activities:
Advances for rigs and drillships under construction	(25,493)	(1,187,747)
Drilling rigs, equipment and other improvements	(61,710)	(10,009)
Decrease in restricted cash	8,872	346,919
Net Cash Used in Investing Activities	(78,331)	(850,837)
Cash Flows from Financing Activities:
Proceeds from long term debt	0	1,713,456
Proceeds from intercompany loan	0	175,500
Principal payments and repayments of long-term debt	(95,833)	(829,170)
Repayment of intercompany loan	0	(175,500)
Payment of financing costs	(1,396)	(31,327)
Net Cash Provided by/(Used in) Financing Activities	(97,229)	852,959
Net increase/(decrease) in cash and cash equivalents	(59,720)	96,037
Cash and cash equivalents at beginning of period	250,878	95,707
Cash and cash equivalents at end of period	$ 191,158	$ 191,744